Management of financial risk - Liquidity risk (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for non-derivative financial liabilities
Customer deposits	¥ 405,853
Maximum financial guarantee credit risk exposure	3,041	¥ 116,509	¥ 250,338
Liquidity risk
Disclosure of maturity analysis for non-derivative financial liabilities
Shortterm borrowings	2,312,504	3,269,337
Trade and other payables	1,259,301	1,107,079
Including: lease liabilities	140,694	213,557
Customer deposits	405,853
Nonderivative financial liabilities	3,977,658	4,376,416
Gross settled (foreign currency swaps) - (inflow)	(1,939,843)	(2,038,696)
Gross settled (foreign currency swaps) - outflow	2,105,723	2,041,378
Derivative financial liabilities	165,880	2,682
Total	4,143,538	4,379,098
Maximum financial guarantee credit risk exposure	6,603	467,241
Liquidity risk | Expected to be recognized within one year
Disclosure of maturity analysis for non-derivative financial liabilities
Shortterm borrowings	2,312,504	3,269,337
Trade and other payables	834,600	671,461
Including: lease liabilities	90,098	111,012
Customer deposits	405,853
Nonderivative financial liabilities	3,552,957	3,940,798
Gross settled (foreign currency swaps) - (inflow)	(1,939,843)	(2,038,696)
Gross settled (foreign currency swaps) - outflow	2,105,723	2,041,378
Derivative financial liabilities	165,880	2,682
Total	3,718,837	3,943,480
Maximum financial guarantee credit risk exposure	6,603	467,241
Liquidity risk | 1 to 5 years
Disclosure of maturity analysis for non-derivative financial liabilities
Trade and other payables	424,701	435,618
Including: lease liabilities	50,596	102,545
Nonderivative financial liabilities	424,701	435,618
Total	¥ 424,701	¥ 435,618